32 Results of Midatech Pharma (Espana) SL (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results Of Midatech Pharma Espana Sl
Grant revenue	£ 163	£ 362	£ 1,789
Total revenue	343	674	1,938
Research and development costs	(6,068)	(7,843)	(9,359)
Administrative costs	(4,952)	(3,841)	(4,394)
Loss from operations	(23,040)	(11,318)	(11,815)
Finance expense	(431)	(97)	(587)
Loss before tax	(23,470)	(10,923)	(12,400)
Taxation	1,281	1,785	2,032
Loss from operations after tax	£ (22,189)	£ (9,138)	£ (10,368)